Acquisitions	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Acquisitions

NOTE 3 – Acquisitions

ISM Capital LLP

On May 3, 2016, the Company completed the acquisition of ISM Capital LLP (“ISM”), an independent investment bank focused on international debt capital markets. The acquisition of ISM adds to the Company’s debt capital markets origination, sales, and research capabilities in Europe, including an end-to-end platform for convertible securities and other equity-linked debt instruments. The acquisition was funded with cash from operations and our common stock, issued out of treasury.

The acquisition was accounted for under the acquisition method of accounting in accordance with ASC 805 (“ASC Topic 805”), “Business Combinations.” Accordingly, goodwill was measured as the excess of the acquisition-date fair value of the consideration transferred over the amount of acquisition-date identifiable assets acquired net of assumed liabilities. We recorded $6.9 million of goodwill in the consolidated statement of financial condition, which has been allocated to our company’s Institutional Group segment. Identifiable intangible assets purchased by our company consisted of customer relationships, non-compete, and customer backlog with aggregate acquisition-date fair values of $2.3 million.

The allocation of the purchase price is preliminary and will be finalized upon completion of the analysis of the fair values of the net assets of ISM at closing and the identified intangible assets. The final goodwill and intangible assets recorded in the consolidated statement of financial condition may differ from that reflected herein as a result of future measurement period adjustments. The goodwill represents the value expected from the synergies created through the operational enhancement benefits that will result from the integration of ISM’s business and the addition of an end-to-end platform for convertible securities and other equity-linked debt instruments to our debt capital markets capabilities in Europe. Goodwill is not expected to be deductible for federal income tax purposes.

We recognized a liability for estimated earn-out payments. These payments will be based on ISM’s performance over a three-year period. The liability for earn-out payments was $3.7 million at December 31, 2016. The contingent consideration accrual is included in accounts payable and accrued expenses in the consolidated statements of financial condition.

Pro forma information is not presented, because the acquisition is not considered to be material, as defined by the Securities and Exchange Commission (the “SEC”). The results of operations of ISM have been included in our results prospectively from the date of acquisition.

Eaton Partners

On January 4, 2016, we completed the acquisition of Eaton Partners, LLC (“Eaton Partners”), a global fund placement and advisory firm. Eaton Partners will retain its brand name and will be run as a Stifel company. The acquisition was funded with cash from operations and our common stock, issued out of treasury.

The acquisition was accounted for under the acquisition method of accounting in accordance with Topic 805. Accordingly, goodwill was measured as the excess of the acquisition-date fair value of the consideration transferred over the amount of acquisition-date identifiable assets acquired net of assumed liabilities. We recorded $72.0 million of goodwill in the consolidated statement of financial condition, which has been allocated to our company’s Institutional Group segment. Identifiable intangible assets purchased by our company consisted of customer relationships, trade name, non-compete, and customer backlog with aggregate acquisition-date fair values of $32.3 million.

The goodwill represents the value expected from the synergies created through the operational enhancement benefits that will result from the integration of Eaton’s business and from the relationships Eaton has established with private equity firms, hedge funds, high net worth family offices, and institutional investors. Goodwill is expected to be deductible for federal income tax purposes.

We recognized a liability for estimated earn-out payments. These payments will be based on Eaton Partner’s performance over a four-year period. The liability for earn-out payments was $27.3 million at December 31, 2016. The contingent consideration accrual is included in accounts payable and accrued expenses in the consolidated statements of financial condition.

Pro forma information is not presented, because the acquisition is not considered to be material, as defined by the SEC. The results of operations of Eaton have been included in our results prospectively from the date of acquisition.

Barclays Wealth and Investment Management, Americas

On December 4, 2015, we completed the purchase of the Barclays Wealth and Investment Management, Americas (“Barclays”), franchise in the U.S. The Company paid purchase consideration that was funded with cash from operations. As part of that transaction, Stifel Bank, a wholly owned subsidiary of the Company, acquired approximately $600.0 million of bank loans, at fair value, from Barclays. The fair values for those loans were estimated using discounted cash flow analyses using interest rates currently being offered for loans with similar terms.

The acquisition was accounted for under the acquisition method of accounting in accordance with Topic 805. Accordingly, goodwill was measured as the excess of the acquisition-date fair value of the consideration transferred over the amount of acquisition-date identifiable assets acquired net of assumed liabilities. We recorded $24.8 million of goodwill in the consolidated statement of financial condition, which has been allocated to our company’s Global Wealth Management segment. Identifiable intangible assets purchased by our company consisted of customer relationships, with acquisition-date fair value of $7.3 million.

The goodwill represents the value expected from the synergies created through the operational enhancement benefits that will result from the integration of the hired financial advisors and the conversion of the customer accounts to the Stifel platform. Goodwill is expected to be deductible for federal income tax purposes.

In addition, deferred consideration is payable based on certain revenue generated by Stifel in accordance with the distribution agreement. The deferred consideration of $15.2 million has been recognized as a liability and is included in accounts payable and accrued expenses in the consolidated statements of financial condition at December 31, 2016.

During 2016, the Company’s Board of Directors removed the continuing service requirements associated with restricted stock units that were granted to certain employees of Barclays in December 2015. As a result, the awards were expensed at date of modification resulting in a charge of $58.6 million during 2016. The fair value of the awards is based upon the closing price of our company’s common stock on the date of the grant of the awards. These charges are included in compensation and benefits in the consolidated statements of operations for the year ended December 31, 2016.

Sterne Agee Group, Inc.

On June 5, 2015, we completed the purchase of all of the outstanding shares of common stock of Sterne Agee Group, Inc. (“Sterne Agee”), a financial services firm that offers comprehensive wealth management and investment services to a diverse client base including corporations, municipalities, and individual investors. The purchase was completed pursuant to the merger agreement dated February 23, 2015. On July 1, 2016, the Company completed the sale of Sterne Agee’s legacy independent brokerage and clearing businesses pursuant to two separate stock purchase agreements dated June 24, 2016.

The acquisition was accounted for under the acquisition method of accounting in accordance with Topic 805. Accordingly, goodwill was measured as the excess of the acquisition-date fair value of the consideration transferred over the amount of acquisition-date identifiable assets acquired net of assumed liabilities. We recorded $60.8 million of goodwill and intangible assets in the consolidated statement of financial condition, which has been allocated to our company’s Global Wealth Management and Institutional Group segments. Identifiable intangible assets purchased by our company consisted of customer relationships with acquisition-date fair value of $29.3 million.

The goodwill represents the value expected from the synergies created through the operational enhancement benefits that will result from the integration of Sterne Agee’s business and the reputation and expertise of Sterne Agee in the financial services sector.

On June 5, 2015, certain employees were granted restricted stock units of our company as retention. The fair value of the awards issued as retention was $23.8 million. The fair value of the awards is based upon the closing price of our company’s common stock on the date of grant. There are no continuing service requirements associated with these restricted stock units, and accordingly, they were expensed at date of grant. This charge is included in compensation and benefits in the consolidated statements of operations for the year ended December 31, 2015. In addition, we paid $33.8 million in the form of notes to associates for retention. These notes will be forgiven by a charge to compensation and benefits over a five- to ten-year period if the individual satisfies certain conditions, usually based on continued employment and certain performance standards.

Prior to the closing date, Sterne Agee had established adequate reserves for various claims that were included in the opening balance sheet. During the third quarter of 2015, one legal matter was settled and paid, and the excess reserves associated with the Canyon Ridge matter were distributed to Sterne Agee Group, Inc. shareholders. Under the terms of the agreements governing the acquisition, we have withheld a portion of the purchase price of Sterne Agee Group, Inc. pending the resolution of currently existing or subsequently arising liabilities relating to the operation of the Sterne Agee Group Inc. business prior to the closing of the acquisition. Based upon currently available information and review with counsel, we believe the amounts which we are allowed to withhold will be adequate to fully indemnify us from any losses related to the pre-closing operations of Sterne Agee Group, Inc.

1919 Investment Counsel & Trust Co., National Association (“1919 Investment Counsel”)

On November 7, 2014, we completed the acquisition of 1919 Investment Counsel, an asset management firm and trust company that provides customized investment advisory and trust services, on a discretionary basis, to individuals, families, and institutions throughout the country.

On November 7, 2014, certain employees were granted restricted stock or restricted stock units of our company as retention. The fair value of the awards issued as retention was $11.2 million. There are no continuing service requirements associated with these restricted stock units, and accordingly, they were expensed at date of grant. This charge is included in compensation and benefits in the consolidated statements of operations for the year ended December 31, 2014. In addition, we paid $10.8 million in the form of notes to associates for retention. These notes will be forgiven by a charge to compensation and benefits over a five- to ten-year period if the individual satisfies certain conditions, usually based on continued employment and certain performance standards.

Oriel Securities (“Oriel”)

On July 31, 2014, we completed the acquisition of Oriel, a London-based stockbroking and investment banking firm. The combination of our company and Oriel has created a significant middle-market investment banking group in London, with broad research coverage across most sectors of the economy, equity and debt sales and trading, and investment banking services.

On July 31, 2014, certain employees were granted restricted stock or restricted stock units of our company as retention. The fair value of the awards issued as retention was $6.8 million. There are no continuing service requirements associated with these restricted stock units, and accordingly, they were expensed at date of grant. This charge is included in compensation and benefits in the consolidated statements of operations for the year ended December 31, 2014.